Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] $ / shares in Units, pure in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2020 CAD ($) $ / shares	Jul. 31, 2019 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense | $	$ 2.1	$ 2.7	$ 9.1	$ 9.0
Granted			2.1	2.2
Weighted average fair value of options granted | $ / shares			$ 5.55	$ 5.64